Financial Instrument Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instrument Risks [Abstract]
Revenues (in Dollars)	$ 17,686,000	$ 6,545,000
Revenue percentage	45.00%	69.00%
Accounts receivables percentage	66.00%	35.00%